Critical accounting judgements and key sources of estimation uncertainty (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Apr. 20, 2026	Dec. 15, 2021
Convertible Senior Secured Notes, additional facility under third supplemental indenture
Critical accounting judgements and key sources of estimation uncertainty
Maximum value of additional convertible notes issuable		$ 50,000,000
Mudrick capital | Convertible Senior Secured Notes
Critical accounting judgements and key sources of estimation uncertainty
Notional amount			$ 200,000,000
Conversion rate (in shares)			9.09091
Convertible senior secured notes principal amount, per instrument			$ 1,000
Ordinary shares	47,343,585
Mudrick capital | Convertible Senior Secured Notes, additional facility under third supplemental indenture
Critical accounting judgements and key sources of estimation uncertainty
Maximum value of additional convertible notes issuable		$ 50,000,000